ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	February 29, 2024	May 31, 2023
Outside services and other	$156,835	$24,904
Employee compensation	17,463	14,747
Total	$174,298	$39,651

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	May 31, 2023	May 31, 2022
Outside services and other	$24,904	$72,557
Employee compensation	14,747	17,111
Total	$39,651	$89,668